14. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ .001
Common stock, shares authorized	75,000,000		75,000,000		75,000,000	75,000,000
Common stock, issued	40,959,741		40,959,741		40,959,741	40,907,010
Common stock, outstanding	40,959,741		40,959,741		40,959,741	40,907,010
Stock issued for services, value					$ 24,509	$ 469,377
Stock issued for acquisition, value				$ 290,716	290,716
Consulting fees	$ 243,799	$ 397,950	$ 1,071,369	958,337	1,376,995	940,846
Proceeds from issuance of stock					0	10,072,848
Stock compensation expense			$ 36,000	$ 59,964	$ 75,218	$ 541,377
Options [Member]
Options outstanding	210,000		210,000		210,000	0
Options nonvested	0		0		122,500
Stock compensation expense					$ 432,250	$ 0
Convertible Notes and Interest [Member]
Debt converted, shares issued						313,686
Debt converted, amount converted						$ 548,951
AVX Acquisition [Member]
Stock issued for acquisition, shares				39,286	39,286
Stock issued for acquisition, value				$ 290,716	$ 290,716
Consultants [Member]
Common stock issued for prior period services, shares					10,133
Common stock issued for prior period services, value					$ 75,000
Stock issued for services, shares					13,445	262,691
Stock issued for services, value					$ 96,518	$ 469,377
Consulting fees					50,709
Consulting services incurred but not yet paid in shares					$ 50,709	$ 72,000
Investors [Member]
Stock issued new, shares						5,755,927
Proceeds from issuance of stock						$ 10,072,872